Stock Options (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Black-Scholes-Merton option valuation model assumptions

	2020	2019
Expected Life (Years)	7.00	7.00
Dividend yield	6.04%	2.93%
Interest rate	0.74%	1.97%
Volatility	29.04%	26.97%

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2019	658,588	$27.55
Plus: Options granted	35,000	18.79
Less:
Options exercised	26,010	20.87
Options expired	—	—
Options forfeited	16,451	31.94
Options outstanding at December 31, 2020	651,127	27.24	5.05	$6,817

Options fully vested and exercisable at December 31, 2020	409,782	$22.98	3.61	$5,953

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2020	2019	2018
Weighted average grant date fair value of stock options granted	$2.46	$7.38	$11.78
Total fair value of stock options vested	$1,218,000	$1,333,000	$1,077,000
Total intrinsic value of stock options exercised	$356,000	$2,373,000	$2,045,000